Interim Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 203	$ 284		$ 193
Restricted cash	29	27		17
Prepaid expenses and other current assets (of which $0, $116 and $0 are to related parties as of June 30, 2025, December 31, 2024, and December 31, 2023 respectively)	59	146		234
Total current assets	291	457		444
Deferred offering cost	348	260
Total Assets	639	717		444
Current liabilities:
Accounts payable	664	651		655
Accrued expense and other current liabilities (of which $904, $711 and $451 are to related parties as of June 30, 2025, December 31, 2024, and December 31, 2023, respectively)	1,179	987		616
Convertible securities (of which $725, $605 and $365 are to related parties as of June 30, 2025, December 31, 2024, and December 31, 2023, respectively)	2,563	1,802		1,830
Short-term debt from shareholders (of which $- and $344 are to related parties as of December 31, 2024, and December 31, 2023, respectively)				627
Current liabilities related to discontinued operations	547	489		513
Total current liabilities	4,953	3,929		4,241
Total Liabilities	4,953	3,929		4,241
Commitments and contingencies (see Note 6)
Shareholders’ deficit
Ordinary Shares(*)(**), par value NIS 0.01 per share; 13,265,593 and 13,265,593 and 12,788,585 shares authorized as of June 30, 2025, December 31, 2024 and 2023, respectively; 7,362,906 and 7,362,906 and 6,889,709 shares issued as of June 30, 2025, December 31, 2024 and 2023, respectively	20	20	[1],[2]	19	[1],[2]
Additional paid-in capital	9,582	9,432		7,316
Accumulated deficit	(13,916)	(12,664)		(11,132)
Total Shareholders’ Deficit	(4,314)	(3,212)		(3,797)
Total Liabilities and Shareholders’ Deficit	$ 639	$ 717		$ 444

[1]	After giving effect to the forward share split, see also Note 7(d).
[2]	Unless otherwise stated, the term Ordinary Shares in these consolidated financial statements refers to all classes of shares, including Class Ordinary Shares, Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares and Class A-3 Ordinary Shares.